FORM N-SAR
                               SEMI-ANNUAL REPORT
                       FOR REGISTERED INVESTMENT COMPANIES


Report for six month period ending:       /  /   (a)
               or fiscal year ending:   12/31/99 (b)

Is this a transition report?: (Y/N) __N__

Is this an amendment to a previous filing? (Y/N) __N__

Those items or sub-items with a star after the item number should be completed only if the answer has changed from the previous filing on this form:

1.   A.   Registrant Name: Pruco Life of New Jersey Single Premium Variable Life
          Account
     B.   File Number: 811-4377
     C.   Telephone Number: 973-802-6000

2.   A.   Street: 213 Washington Street
     B.   City: Newark
     C.   State: NJ
     D.   Zip Code:07102         Zip Ext: 2992
     E.  Foreign Country: _______________  Foreign Postal Code: ________________

3.   Is this the first filing on this form by Registrant?(Y/N)           __N__

4.   Is this the last filing on this form by Registrant?(Y/N)            __N__

5.   Is Registrant a small business investment company (SBIC)?(Y/N)      __N__

6.   Is Registrant a unit investment trust(UIT)?(Y/N)                    __Y__
     (If answer is "Y" (yes) complete only items 111 through 132)

7.   A.   Is Registrant a series or multiple portfolio company?(Y/N)     __N__
          (If answer is "N" (No), go to item 8.)

     B. How many separate series or portfolios did Registrant have at the end of the period? ___________________________________________________


SCREEN NUMBER:  01                       PAGE NUMBER: 01

For period ending  12/31/99                              If filing more than one
File number 811-4377                                     Page 2,"X":


C. List the name of each series or portfolio and give a consecutive number to each series or portfolio starting with the number 1. USE THE SAME NUMERICAL DESIGNATION FOR EACH SERIES OR PORTFOLIO IN THE SERIES INFORMATION BLOCK IN THE TOP RIGHT CORNER OF THE SCREENS SUBMITTED THIS FILING AND IN ALL SUBSEQUENT FILINGS ON THIS FORM. THIS INFORMATION IS REQUIRED EACH TIME THE FORM IS FILED.


                                                             Is this the
 Series                                                      last filing
 Number         Series Name                                  for this series?
---------       -----------                                  ----------------
    1                                                            (Y/N)


SCREEN NUMBER:  02                       PAGE NUMBER: 02

(NOTE: See item D(8) of the general instructions to the form for information on how to complete the form for series companies.)

For period  ending  12/31/99                             If filing more than one
File number 811-4377                                     Page 47, "X":

UNIT INVESTMENT TRUSTS

111.*     A.   Depositor  Name:  Pruco Life  Insurance  Company of New Jersey
          B.   File Number (If any): _____________
          C.   City: Newark     State: NJ      Zip Code: 07102      Zip Ext:3777
          D.   Foreign Country: ____________   Foreign Postal Code:

111.*     A.   Depositor Name:
          B.   File Number (If any): _______________
          C.   City:___________ State: ______  Zip Code: ________   Zip Ext:
               Foreign Country: ____________   Foreign Postal Code:

112.*     A.   Sponsor Name:
          B.   File Number (If any):
          C.   City:_______     State: ______  Zip Code: ________   Zip Ext:
               Foreign Country: ____________   Foreign Postal Code:

112.*     A.   Sponsor Name:
          B.   File Number (If any): _______________
          C.   City:_______     State: ______  Zip Code: ________   Zip Ext:
               Foreign Country: ____________   Foreign Postal Code:


SCREEN NUMBER: 55       PAGE NUMBER: 47

For period  ending  12/31/99                             If filing more than one
File number 811-4377                                     Page 48, "X":


113.      A.   Trustee Name:
 *        B.   City: _________  State: ______  Zip Code: ________   Zip Ext:
               Foreign Country: ____________   Foreign Postal Code:

113.      A.   Trustee Name:
 *        B.   City: _________  State: ______  Zip Code: ________   Zip Ext:
               Foreign Country: ____________   Foreign Postal Code:

114.      A.   Principal Underwriter Name: Pruco Securities Corporation
 *        B.   File Number: 8-16402
          C.   City: Newark     State: NJ    Zip Code: 07102     Zip Ext: 3777
               Foreign Country: ____________   Foreign Postal Code:

114.      A.   Principal Underwriter Name:
 *        B.   File Number: 8- _____________
          C.   City: __________ State: _____ Zip Code: _______   Zip Ext:
               Foreign Country: ____________   Foreign Postal Code:


115.      A.   Independent Public Accountant Name: PRICEWATERHOUSECOOPERS, LLP
 *        B.   City:  New York  State: NY    Zip Code:  10036    Zip Ext:
               Foreign Country: ____________   Foreign Postal Code:

115.      A.   Independent Public Accountant Name:
 *        B.   City: _________  State: ______  Zip Code: ________   Zip Ext:
               Foreign Country: ____________   Foreign Postal Code:


SCREEN NUMBER: 56                        PAGE NUMBER: 48

For period ending 12/31/99                               If filing more than one
File number 811-4377                                     Page 49, "X":


116.      A.   Is Registrant  part of a family of investment
 *             companies?(Y/N)                                         __Y__

          B.   Identify the family in 10 letters: Prudential
               (NOTE: In filing this form, use this
               identification consistently for all
               investment companies in family. This
               designation is for purposes of this form only.)

117.      A.   Is  Registrant  a  separate   account  of  an
 *             insurance company?(Y/N)                                 __Y__

               If answer is "Y" (Yes), are any of the following types of contracts funded by the Registrant?:

          B.   Variable annuity contracts?(Y/N):                       __N__

          C.   Scheduled premium variable life contracts:              __N__

          D.   Flexible premium variable life contracts                __Y__

          E.   Other types of insurance products  registered
               under the Securities Acts of 1933?(Y/N)                 __N__

118.      State the number of series  existing at the end of
          the period that  had securities  registered under
          the Securities Act of 1933                                   __0__


119.      State the number of new series for which
 *        registration statements  under the Securities Act
          of 1933 became effective during the period                   __0__


120.      State the total value of the portfolio securities
 *        on the date of deposit for the new series
          included in item 119 ($000's omitted)                        __0__


121.      State the number of series for which a current
 *        prospectus was in existence at the end of the
          period                                                       __0__

122.      State the number of existing series for which
 *        additional units were registered under the
          Securities Act of 1933 during the period                     __1__


SCREEN NUMBER: 57                    PAGE NUMBER: 49

For period ending 12/31/99                               If filing more than one
File number 811-4377                                     Page 50, "X":

123.      State the total value of the additional units
 *        considered in answering item 122 ($000's
          omitted)                                                    $ (3,709)

124.      State the total value of units prior series that
 * were placed in the portfolios of subsequent series during the current period (the value of these units is to be measured on the date they were placed in the subsequent series)($000's omitted)



125.      State the total dollar amount of sales loads
 *        collected (before  reallowances to other brokers
          or dealers) by Registrant's principal underwriter
          and any underwriter which is an affiliated person
          of the principal underwriter during the current
          period solely from the sale of units of all series
          of Registrant ($000's omitted)                               __$000__

126.      Of the amounts shown in item 125, state the total
          dollar amount of sales loads collected from
          secondary market operations in Registrant's units
          (include the sales loads, if any, collected on
          units of a prior series placed in the portfolio of
          a subsequent series.)($000's omitted)                        __$000__

127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):


                                        Number of   Total Assets  Total Income
                                         Series      ($000's      Distributions
                                        Investing    omitted)   ($000's omitted)
                                        ---------    --------   ----------------


A.   U.S. Treasury direct issue
B.   U.S. Government agency
C.   State and municipal tax-free
D.   Public utility debt
E.   Brokers or dealers debt or debt of
     brokers' or dealers' parent
F.   All other corporate intermed. &
     long term debt
G.   All other corporate short- term
     debt
H.   Equity securities of brokers or
     dealers or parents of brokers or
     dealers
I.   Investment company equity
     securities
J.   All other equity securities        1           $48,644
K.   Other securities
L.   Total assets of all series of      1           $48,644
     registrant


SCREEN NUMBER: 58                       PAGE NUMBER:50

For period ending 12/31/99                               If filing more than one
File number 811-4377                                     Page 51, "X":


128.      Is the timely payment of principal and interest on
 *        any of the  portfolio securities held by any of
          Registrant's series at the end of the current
          period insured or guaranteed by an entity other
          than the issuer?(Y/N)                                     __N__

129.      Is the issuer of any instrument covered in item
 * 128 delinquent or in default as to payment of principal or interest at the end of the current period?(Y/N)

130.      In computations of NAV or offering price per unit,
 *        is any part of the value attributed to
          instruments identified in item 129 derived from insurance or guarantees?(Y/N)

131.      Total expenses incurred by all series of
          Registrant during the current reporting period
          ($000's omitted)                                           $532

132.      List the "811" (Investment Company Act of 1940)
 * registration number for all Series of Registrant that are being included in this filing:


                811-4377        811-       811-          811-
                811-            811-       811-          811-
                811-            811-       811-          811-
                811-            811-       811-          811-
                811-            811-       811-          811-
                811-            811-       811-          811-
                811-            811-       811-          811-
                811-            811-       811-          811-


SCREEN NUMBER: 59       PAGE NUMBER:51

This report is signed on behalf of the registrant in the City of Newark and State of New Jersey on the 25th day of February, 2000.


PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY


BY:  /S/ Dennis G. Sullivan             WITNESS: /S/ William Sues

         Dennis G. Sullivan                          William Sues
         Vice President                              Director, Separate Accounts